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================================================================================
                                 United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F Cover Page

Report for the Six Months Ended June 30, 2012

Check here if Amendment [_]: Amendment Number:
                                               ---------

    This Amendment (Check only one): [_]  is a restatement.
                                     [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

OPUS INVESTMENT MANAGEMENT, INC.
440 Lincoln Street
Worcester,
MA
01653

Form 13F File Number: 028-05067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Ann K. Tripp
President
508-855-3856

Signature, Place and Date Signing:


/s/ Ann K. Tripp
-------------------------
Ann K. Tripp
Worcester,
MA

08/03/2012
Date

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

================================================================================

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   77      number of line items

Form 13F Information Table Value Total:   269,527 thousands

List of Other Included Managers:          None

OPUS INVESTMENT MANAGEMENT
FORM 13F FILE NUMBER: 028-05067
JUNE 30, 2012

                           FORM 13F INFORMATION TABLE

                                                                                                                    Voting authority
Name of                                                       Value   Shrs or                   Investment   Other  ----------------
Issuer                           Title of class     CUSIP    (x$1000) prn amt  SH/PRN  Put/Call discretion Managers Sole Shared None
------------------------------- ----------------- ---------- -------- ------- -------- -------- ---------- -------- ----------------
Column 1                            Column 2       Column 3  Column 4         Column 5           Column 6  Column 7      Column 8
------------------------------- ----------------- ---------- -------- ------- -------- -------- ---------- -------- ----------------
Abbott Labs                     COM               002824100      4494   69709   SH                 Sole
AGL Resources Inc.              COM               001204106      4143  106924   SH                 Sole
Altria Group Inc                COM               02209S103      2953   85459   SH                 Sole
Ameren Corporation              COM               023608102      4484  133687   SH                 Sole
American Electric Power Compan  COM               025537101      4305  107885   SH                 Sole
AT&T Inc                        COM               00206R102      3574  100221   SH                 Sole
Atmos Energy Corp               COM               049560105      4892  139484   SH                 Sole
Bristol-Myers Squibb Co.        COM               110122108      3162   87958   SH                 Sole
Campbell Soup                   COM               134429109       885   26500   SH                 Sole
CenterPoint Energy Inc          COM               15189T107      4566  220900   SH                 Sole
Chevron Corp                    COM               166764100      2110   20000   SH                 Sole
Cincinnati Financial Corp.      COM               172062101      1789   47000   SH                 Sole
Clorox Co.                      COM               189054109      3746   51700   SH                 Sole
CMS Energy Corp.                COM               125896100      2587  110095   SH                 Sole
Conagra Inc.                    COM               205887102      3747  144500   SH                 Sole
Conoco Phillips                 COM               20825C104      3303   59100   SH                 Sole
Consolidated Edison, Inc.       COM               209115104      4489   72180   SH                 Sole
Dominion Resources              COM               25746U109      3541   65566   SH                 Sole
Dr Pepper Snapple Group         COM               26138E109       941   21500   SH                 Sole
DTE Energy Co.                  COM               233331107      2610   43999   SH                 Sole
Duke Energy Corp                COM               26441C105      4671  202565   SH                 Sole
Dupont E.I. De Nemours          COM               263534109      1998   39500   SH                 Sole
Emerson Electric Co.            COM               291011104      1770   38000   SH                 Sole
Entergy Corp. New               COM               29364G103      3964   58395   SH                 Sole
Exelon Corp.                    COM               30161N101      3950  105010   SH                 Sole

Federated Investors Inc - CL B  COM               314211103      2521  115373   SH                 Sole
Firstenergy Corp                COM               337932107      3824   77743   SH                 Sole
General Electric Company        COM               369604103      1438   69000   SH                 Sole
HCA Holdings Inc.               COM               40412C101      2016   66259   SH                 Sole
Heinz (H.J.) & Co.              COM               423074103      1991   36610   SH                 Sole
Integrys Energy Group Inc       COM               45822P105      4800   84409   SH                 Sole
Intel Corp.                     COM               458140100      1322   49600   SH                 Sole
Johnson & Johnson               COM               478160104      3990   59057   SH                 Sole
Kellogg Co                      COM               487836108      2077   42100   SH                 Sole
Kimberly-Clark Corp.            COM               494368103      2861   34149   SH                 Sole
Kraft Foods Inc.                COM               50075N104      1743   45126   SH                 Sole
Leggett & Platt, Inc.           COM               524660107      2308  109207   SH                 Sole
Lockheed Martin Corp            COM               539830109      3379   38800   SH                 Sole
Merck & Co Inc                  COM               58933Y105      3107   74428   SH                 Sole
Metlife Inc                     COM               59156R108         0      10   SH                 Sole
Microchip Technology Inc        COM               595017104      1786   54000   SH                 Sole
National Westminster Bank PLC   PFD               638539882      5240  235000   SH                 Sole
Newtek Business Services, Inc.  COM               652526104        15   12000   SH                 Sole
Nextera Energy Inc.             COM               65339F101      2217   32214   SH                 Sole
Nisource Inc                    COM               65473P105      3942  159280   SH                 Sole
NV Energy Inc                   COM               67073Y106      1916  109000   SH                 Sole
Paychex Inc.                    COM               704326107      3905  124318   SH                 Sole
People's United Financial       COM               712704105      3012  259428   SH                 Sole
PEPCO Holdings, Inc.            COM               713291102      4279  218674   SH                 Sole
Pfizer Inc                      COM               717081103      3800  165222   SH                 Sole
PG&E Corp                       COM               69331C108      3879   85676   SH                 Sole
Phiilip Morris International    COM               718172109      2792   32000   SH                 Sole
Phillips 66 Company             COM               718546104       982   29549   SH                 Sole
Pinnacle West Capital           COM               723484101      2802   54153   SH                 Sole
Pitney Bowes, Inc.              COM               724479100       873   58340   SH                 Sole
PPL Corporation                 COM               69351T106      2227   80094   SH                 Sole
Proctor & Gamble                COM               742718109      2876   46950   SH                 Sole
Public Svc Enterprise Grp, Inc  COM               744573106      4554  140127   SH                 Sole
Raytheon Corp                   COM               755111507      2773   49000   SH                 Sole
Resolute Forest Products        COM               76117W109       188   16219   SH                 Sole
Reynolds American Inc           COM               761713106      2660   59284   SH                 Sole

RPM, Inc.                       COM               749685103      2034   74770   SH                 Sole
SCANA Corporation               COM               80589M102      2673   55879   SH                 Sole
Southern Co.                    COM               842587107      4399   95019   SH                 Sole
Sysco Corp.                     COM               871829107      3184  106800   SH                 Sole
TECO Energy Inc                 COM               872375100      4369  241900   SH                 Sole
Time Warner Cable Inc           COM               88732J207       151    1844   SH                 Sole
Vanguard                        MSCI EMR  MKT ETF 922042858     32854  822800   SH                 Sole
Vanguard                        TOTAL STK MKT     922908769      6426   92200   SH                 Sole
Vanguard                        VALUE ETF         922908744     13505  241400   SH                 Sole
VANGUARD MSCI EAFE ETF          ETF               921943858      3037   96200   SH                 Sole
Vectren Corporation             COM               92240G101      4251  144004   SH                 Sole
Verizon Communications          COM               92343V104      3700   83266   SH                 Sole
Waste Management Inc            COM               94106L109      3417  102306   SH                 Sole
Westar Energy Inc.              COM               95709T100      2668   89071   SH                 Sole
Wisconsin Power & Light         COM               018802108      3996   87700   SH                 Sole
Xcel Energy Inc                 COM               98389B100      2094   73709   SH                 Sole